Summary of Significant Accounting Policies (Details) - Schedule of illustrates the correction of the error	3 Months Ended
Mar. 31, 2021 USD ($) $ / shares shares
Schedule of illustrates the correction of the error [Abstract]
Income from operations as reported	$ 557,235
Effect on share-based payment for service (in Shares) | shares	(1,695,042)
Loss from operations as revised	$ 1,137,807
Net income as reported	156,766
Effect on share-based payment for service	(1,695,042)
Net loss as revised	$ (1,538,276)
EPS as reported (in Dollars per share) | $ / shares	$ 0.00
Effect on EPS (in Dollars per share) | $ / shares	(0.02)
EPS as revised (in Dollars per share) | $ / shares	$ (0.02)